EXHIBIT 99.1

World Omni Auto Receivables Trust 2006-A

Monthly Servicer Certificate

November 30, 2006

Dates Covered
Collections Period	11/01/06 - 11/30/06
Interest Accrual Period	11/15/06 - 12/15/06
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/06

	$ Amount	# of Accounts
Collateral Pool Balance Data
Receivables Balance at 10/31/06	705,327,952.23	46,963
Principal Payments	24,849,998.53	910
Defaulted Receivables	1,169,478.53	65
Repurchased Accounts	0.00	0

Pool Balance at 11/30/06	679,308,475.17	45,988

	$ Amount	# of Accounts
Pool Statistics
Initial Receivables Balance	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Contracts added 4/20/06	89,311,284.00	4,471

Delinquent Receivables:
Past Due 31-60 days	9,051,885.20	625
Past Due 61-90 days	1,993,441.11	123
Past Due 91 + days	1,023,423.16	54

Total	12,068,749.47	802

Total 31+ Delinquent as % Ending Pool Balance	1.78%

Recoveries	580,670.19

Aggregate Net Losses - November 2006	588,808.34

Overcollateralization Target Amount	13,586,169.50
Actual Overcollateralization	13,586,169.50

Weighted Average APR	8.64%
Weighted Average Remaining Term	51.95

	$ Amount
Flow of Funds
Collections	30,262,432.85
Advances	6,732.35
Investment Earnings on Cash Accounts	136,897.52
Excess Maximum Negative Carry Amount	—
Servicing Fee	(587,773.29)

Available Funds	29,818,289.43

Uses of Cash
(1) Class A Interest	2,721,174.95
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	178,545.97
(4) Second Priority Principal Distributable Amount	11,912,918.01
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	13,586,169.50
(7) Distribution to Certificateholders	1,419,481.00

Total Uses of Cash	29,818,289.43

Servicing Fee	587,773.29
Unpaid Servicing Fee	—

$ Amount
Note Balances & Note Factors
Original Class A	900,000,000.00
Original Class B	41,362,000.00

Total Class A & B
Note Balance @ 11/15/06	691,221,393.18
Principal Paid	25,499,087.51
Note Balance @ 12/15/06	665,722,305.67

Class A-1
Note Balance @ 11/15/06	0.00
Principal Paid	0.00
Note Balance @ 12/15/06	0.00
Note Factor @ 12/15/06	0.0000000%

Class A-2
Note Balance @ 11/15/06	161,859,393.18
Principal Paid	25,499,087.51
Note Balance @ 12/15/06	136,360,305.67
Note Factor @ 12/15/06	63.1297711%

Class A-3
Note Balance @ 11/15/06	331,000,000.00
Principal Paid	—
Note Balance @ 12/15/06	331,000,000.00
Note Factor @ 12/15/06	100.0000000%

Class A-4
Note Balance @ 11/15/06	157,000,000.00
Principal Paid	—
Note Balance @ 12/15/06	157,000,000.00
Note Factor @ 12/15/06	100.0000000%

Class B
Note Balance @ 11/15/06	41,362,000.00
Principal Paid	—
Note Balance @ 12/15/06	41,362,000.00
Note Factor @ 12/15/06	100.0000000%

$ Amount
Interest & Principal Payments
Total Interest Paid	2,899,720.92
Interest Carryover Shortfall	0.00
Total Principal Paid	25,499,087.51

Total Paid	28,398,808.43

Class A-1
Coupon	4.85490%
Interest Paid	0.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	5.05000%
Interest Paid	681,158.28
Interest Carryover Shortfall	0.00
Principal Paid	25,499,087.51

Total Paid to A-2 Holders	26,180,245.79

Class A-3
Coupon	5.01000%
Interest Paid	1,381,925.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,381,925.00

Class A-4
Coupon	5.03000%
Interest Paid	658,091.67
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	658,091.67

Class B
Coupon	5.18000%
Interest Paid	178,545.97
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	178,545.97

Total
Distribution per $1,000 of Notes
Total Interest Distribution Amount	3.0803463
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.0874409

Total Distribution Amount	30.1677871

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	3.1535106
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	118.0513311

Total A-2 Distribution Amount	121.2048417

A-3 Interest Distribution Amount	4.1750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.1750000

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.3166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3166667

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	467.19
Noteholders’ Principal Distributable Amount	532.81

$ Amount
Account Balances
Advances
Balance as of 10/31/06	162,280.21
Balance as of 11/30/06	169,012.56
Change	6,732.35

Reserve Fund
Balance as of 10/31/06	2,387,807.58
Investment Earnings	10,278.92
Prior Month’s Investment Earnings paid	(10,630.81)
Deposit	0.00
Balance as of 11/30/06	2,387,455.69
Change	(351.89)

Reserve Fund Requirement	2,377,176.77